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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30 2011

Check here if Amendment [_]; Amendment Number: ____________________

        This Amendment (Check only one.):   [X] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Heathbridge Capital Management Ltd

Address: 141 Adelaide Street West, Suite 260

         Toronto, Ontario M5H 3L5

         ________________________________________________



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard M. Tattersall

Title:   Vice-President

Phone:   416 360-3900


Signature, Place, and Date of Signing:

/s/ Richard M. Tattersall    Toronto, Ontario    11/03/11
--------------------------   -----------------   ---------
       [Signature]            [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total: $186,586 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
          SEPTEMBER 30 2011                                      Market Value in USD$$                Investment  Other
Securities                              Title of Class   Cusip   Value (x$1000)  Shares  Shares SH/PH Discretion Managers
----------                              -------------- --------- --------------- ------- ------------ ---------- --------
COMCAST CORP                            COM            20030N101 $ 13,253,823.87 640,500      SH            SOLE     na
CONOCOPHILLIPS                          COM            20825C104 $    294,373.80   4,700      SH            SOLE     na
ENCANA CORP.                            COM            292505104 $  2,354,414.93 122,600      SH            SOLE     na
EXELON CORP.                            COM            30161N101 $ 11,688,558.01 277,325      SH            SOLE     na
GOLDCORP INC                            COM            380956409 $  6,210,700.75 135,700      SH            SOLE     na
HUDBAY MINERALS INC.                    COM            443628102 $  4,589,658.19 493,400      SH            SOLE     na
KANSAS CITY SOUTHERN                    COM NEW        485170302 $    291,564.62   5,900      SH            SOLE     na
LIFE TECHNOLOGIES CORP.                 COM            53217V109 $ 11,168,183.90 293,800      SH            SOLE     na
MAGNA INTERNATIONAL                     COM            559222401 $ 14,783,538.13 448,114      SH            SOLE     na
MANULIFE FINANCIAL CORP.                COM            56501R106 $ 10,881,622.39 957,200      SH            SOLE     na
MITSUBISHI UFJ FINANCIAL GROUP INC ADS  SPONSORED ADR  606822104 $  4,188,437.17 951,550      SH            SOLE     na
MONSANTO COMPANY                        COM            61166W101 $    653,271.56  11,000      SH            SOLE     na
PFIZER INC.                             COM            717081103 $    972,338.39  55,600      SH            SOLE     na
ROYAL BANK OF CANADA                    COM            780087102 $    530,293.57  11,589      SH            SOLE     na
SUNCOR ENERGY INC COM                   COM            867224107 $  7,872,836.33 309,000      SH            SOLE     na
SYNGENTA AG-ADR                         SPONSORED ADR  87160A100 $    307,842.01   6,000      SH            SOLE     na
TALISMAN ENERGY INC.                    COM            87425E103 $  6,617,447.97 539,620      SH            SOLE     na
TELUS CORP--NV                          NON-VTG SHS    87971M202 $ 10,306,731.41 221,600      SH            SOLE     na
TEXAS INSTRUMENTS INC.                  COM            882508104 $ 13,559,964.54 514,400      SH            SOLE     na
THOMSON REUTERS CORP.                   COM            884903105 $ 12,324,107.40 455,775      SH            SOLE     na
TIM HORTONS INC.                        COM            88706M103 $ 12,909,100.73 278,350      SH            SOLE     na
TORONTO DOMINION BANK                   COM NEW        891160509 $ 15,550,271.51 218,963      SH            SOLE     na
TRANSCANADA CORP.                       COM            89353D107 $ 10,939,782.92 270,100      SH            SOLE     na
U.S. BANCORP                            COM NEW        902973304 $    235,173.41  10,100      SH            SOLE     na
WADDELL & REED FINANCIAL                CL A           930059100 $    294,388.63  11,900      SH            SOLE     na
WELLS FARGO CORP                        COM            949746101 $ 13,807,384.80 578,727      SH            SOLE     na
                                                   26
                                                                 $186,585,810.96
                                                                 $    186,586.00

          SEPTEMBER 30 2011                 Voting
Securities                              Authority Sole
----------                              --------------
COMCAST CORP                               640,500
CONOCOPHILLIPS                               4,700
ENCANA CORP.                               122,600
EXELON CORP.                               277,325
GOLDCORP INC                               135,700
HUDBAY MINERALS INC.                       493,400
KANSAS CITY SOUTHERN                         5,900
LIFE TECHNOLOGIES CORP.                    293,800
MAGNA INTERNATIONAL                        448,114
MANULIFE FINANCIAL CORP.                   957,200
MITSUBISHI UFJ FINANCIAL GROUP INC ADS     951,550
MONSANTO COMPANY                            11,000
PFIZER INC.                                 55,600
ROYAL BANK OF CANADA                        11,589
SUNCOR ENERGY INC COM                      309,000
SYNGENTA AG-ADR                              6,000
TALISMAN ENERGY INC.                       539,620
TELUS CORP--NV                                   0
TEXAS INSTRUMENTS INC.                     514,400
THOMSON REUTERS CORP.                      455,775
TIM HORTONS INC.                           278,350
TORONTO DOMINION BANK                      218,963
TRANSCANADA CORP.                          270,100
U.S. BANCORP                                10,100
WADDELL & REED FINANCIAL                    11,900
WELLS FARGO CORP                           578,727




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